Investments In Affiliate (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 12, 2013
Affiliate jointly - owned companies [Line Items]
Dividend received from affiliates	$ (31,828)	$ 0	$ 0
Equity gain / (loss) on investments	3,428	(692)	0
Due from related parties	4,447	2,679
Sale Leaseback Transaction, Other Information	The newbuild vessels MSC Azov, MSC Ajaccio and MSC Amalfi were delivered to the Company on January 14, 2014, March 14, 2014 and April 28, 2014, respectively. At the same time, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to MSC Azov, MSC Ajaccio and MSC Amalfi, by entering into a ten-year sale and leaseback transaction for each vessel upon their respective deliveries.
York participation in the share capital of Steadman Maritime Co., Marchant Maritime Co. and Horton Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation				51.00%
Aggregate contributing amount				16,044
Due from related parties	3,278
Costamare Ventures participation in the share capital of Kemp Maritime Co. and Hyde Maritime Co. for the construction of two 9000 TEU containerships, subject to upgrade [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	49.00%
Aggregate contributing amount	34,709	8,707
Costamare Ventures participation in the share capital of Ainsley Maritime Co. and Ambrose Maritime Co. for the construction of two 11,000 TEU containerships [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	25.00%
Aggregate contributing amount	8,767
Costamare Ventures participation in the share capital of Benedict Maritime Co., Bertrand Maritime Co., Beardmore Maritime Co., Schofield Maritime Co. and Fairbank Maritime Co. for the construction of five 14,000 TEU containerships [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	40.00%
Aggregate contributing amount	30,305
Sale Leaseback Transaction, Other Information	In December 2014, these five companies sold their ship-building contracts to a financial institution and agreed to lease back the vessels upon their delivery from the shipyard for a period of 12 years.
Costamare Ventures participation in the share capital of Connell Maritime Co. [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	40.00%
Aggregate contributing amount	6,669
Costamare Ventures participation in share capital of Smales Maritime Co for acquisition of secondhand vessel Elafonisos [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	49.00%
Aggregate contributing amount	4,654
Eight affiliate shipowning companies declaration and payment of dividends [Member]
Affiliate jointly - owned companies [Line Items]
Dividend received from affiliates	31,828
Costamare Ventures Inc. [Member]
Affiliate jointly - owned companies [Line Items]
Amount received for services rendered	1,813
Equity gain / (loss) on investments	$ (3,428)	$ 692